Leases (Tables)	12 Months Ended
Dec. 31, 2019
Lessee Disclosure [Abstract]
Summary of Other Information Related to Operating Leases	The table below depicts information related to the Company’s leases:
	Twelve Months Ended December 31,
	2019
	(in thousands except percent and period data)

Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases		$357
ROU assets obtained in exchange for new operating lease liabilities		1,945
Weighted-average remaining lease term - operating leases, in years		7.6
Weighted-average discount rate - operating leases		2.9%

Schedule of Maturities of Lease Expense	A table detailing the lease expense associated with the aforementioned properties is below.
December 31,
(dollars in thousands)
2020	$381
2021	347
2022	225
2023	229
2024	233
Thereafter	846
Total lease payments	2,261
Less: Interest	(249)
Present value of lease liabilities	$2,012

Schedule of Operating Lease Expense	A table detailing the lease expense associated with the aforementioned properties is below.

December 31,
(dollars in thousands)
2019	$345
2020	345
2021	306
2022	189
2023	189
Thereafter	812
Total	2,186